Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

September 26, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

RE:

Eaton Vance Special Investment Trust (File Nos. 811-01545 and 002-27962) (the “Registrant”)

on behalf of its series Eaton Vance Greater India Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant on behalf of the Fund, transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 and Regulation S-T, are definitive copies of the Shareholder Letter, Notice of Meeting, Proxy Statement and Proxy Card (“proxy materials”) regarding a Special Meeting of Shareholders to be held on Thursday, November 17, 2016.  The Registrant transmitted preliminary copies of the proxy materials on September 12, 2016 (Accession No. 0000940394-16-003028).

The definitive filing incorporates responses to comments made on the preliminary materials provided by Lisa Larkin of the Staff of the Division of Investment Management of the Commission (the “Staff”) to the undersigned via telephone on September 20, 2016.  The comments and the responses thereto are set forth below.  Capitalized terms have the meaning ascribed to them in the proxy statement.

1.

Comment:

In the President’s Letter, reference is made to proposals to approve new investment advisory and sub-advisory agreements on behalf of the Fund.  Consider clarifying the rationale for such proposals in the President’s Letter or in the “Questions and Answers” section that follows.

Response:

Registrant appreciates the comment but believes the disclosure contained in the “Questions and Answers” section under “Why are investment advisory and sub-advisory agreements being proposed with respect to the Fund?” and in Proposals 3 and 4 adequately addresses the rationale for the proposals and, accordingly, no additional disclosure has been added.

2.

Comment:

Consider whether a proposal regarding the change to the Portfolio’s diversification status should be included for Fund shareholders to vote upon.

Response:

The Proxy Statement has been revised to include Proposal 31, which relates to the proposed change in the Portfolio’s diversification status.

3.

Comment:

In the Proxy Statement, please address whether fractional shares are included in the vote.

Response:

Fractional shares have a proportionate fractional vote.  The Proxy Statement has been revised accordingly.

______________________

1 References to Proposals throughout this letter refer to the Proposal as numbered in the preliminary proxy statement filed on September 12, 2016.

Securities and Exchange Commission

September 26, 2016

4.

Comment:

In the “Questions and Answers” section under the question “What effect will the change in the Fund’s diversification status have on the Fund?,” consider adding how being non-diversified will help the Fund to achieve its investment objective.

Response:

Additional disclosure has been added to the “Questions and Answers” section.

5.

Comment:

In the “Questions and Answers” section under the question “What will happen if shareholders do not approve the Proposals?,” include what will occur if Proposals 2, 3 and 4 are not approved.

Response:

Additional disclosure has been added to the “Questions and Answers” section.

6.

Comment:

In the “Questions and Answers” section under the question “What is the required vote to approve the Proposals?,” consider explaining why Proposal 4 is contingent upon the approval of Proposal 3.

Response:

Additional disclosure has been added to the “Questions and Answers” section.

7.

Comment:

Under “Background,” it appears that the word “than” is missing from the sentence “The Interim Sub-Advisory Agreement provides for compensation to be paid to GSAMI that is less the compensation formerly payable to LGM Ltd.”

Response:

The sentence has been revised.

8.

Comment:

Under Proposal 1, consider shortening the paragraph describing GSAMI’s investment process.

Response:

The paragraph has been revised.

9.

Comment:

In the section “The Prior Sub-Advisory Agreement, Interim Sub-Advisory Agreement and Proposed GSAMI Agreement,” consider whether there are differences in the “general responsibilities with respect to sub-advisory services and dealing with broker-dealers” that would need to be described.

Response:

Registrant confirms there are no material differences between the three Agreements in the provision of sub-advisory services or dealing with broker-dealers.  As a result, no changes have been made to the Proxy Statement.

10.

Comment:

With respect to Proposal 1, include disclosure (as applicable) to comply with Item 22(c)(1)(ii)-(vi) of Schedule 14A.

Response:

With respect to the Prior Sub-Advisory Agreement, the date last submitted to shareholders and rate of compensation are included under “The Prior Sub-Advisory Agreement, Interim Sub-Advisory Agreement and Proposed GSAMI Agreement.” The remaining disclosure has been added, where applicable, to “Advisory and Sub-Advisory Fees” under Proposal 1 in the Proxy Statement.

11.

Comment:

With respect to Proposal 1, include disclosure (as applicable) to comply with Item 22(c)(9)(i)-(iii) of Schedule 14A.

Response:

The requested disclosure has been added to “Advisory and Sub-Advisory Fees” under Proposal 1 in the Proxy Statement.

Securities and Exchange Commission

September 26, 2016

12.

Comment:

With respect to Proposal 1, include disclosure (as applicable) to comply with Item 22(a)(3)(iv) of Schedule 14A, which requires a table showing current and pro forma fees where “…the action to be taken would, directly or indirectly, establish a new fee or expense or increase any existing fee or expense to be paid by the Fund or its shareholders...”

Response:

Registrant believes the current disclosure is consistent with the requirements of Schedule 14A.  The sub-advisory fee, which is decreased under the Proposed GSAMI Agreement, is paid by BMR and not the Portfolio or its shareholders.  As a result, no additional disclosure has been added to the Proxy Statement.

13.

Comment:

Under “Vote Required to Approve Proposal 1,” please cross-reference Exhibit F for the factors considered by the Board in approving the Proposed GSAMI Agreement.

Response:

The requested disclosure has been added in a new paragraph immediately preceding “Vote Required to Approve Proposal 1.”

14.

Comment:

In Proposal 2, please include what the Board analyzed and concluded regarding the change to the Fund’s diversification status.

Response:

The requested information has been added.

15.

Comment:

With respect to Proposal 3, include disclosure (as applicable) to comply with Item 22(a)(3)(iv) of Schedule 14A, which requires a table showing current and pro forma fees where “…the action to be taken would, directly or indirectly, establish a new fee or expense or increase any existing fee or expense to be paid by the Fund or its shareholders...”

Response:

Registrant believes the current disclosure is consistent with the requirements of Schedule 14A.  As described in the Proxy Statement, the investment advisory fee under the Proposed Fund Advisory Agreement is the same as that under the Portfolio Advisory Agreement and fee reduction.  To the extent the Fund invests directly in the future as opposed to investing in the Portfolio, the investment advisory fee under the Proposed Fund Advisory Agreement would replace the investment advisory fee paid under the Portfolio Advisory Agreement and fee reductin.

16.

Comment:

In Proposal 3, consider whether the following sentence should be revised to reflect that the investment advisory fees “will not” increase if the Fund invests directly in the future:

“To the extent the Fund so invests in the future, it is not expected to result in an increase in investment advisory fees because the fee changed on aggregate assets will remain the same under the Proposed Fund Advisory Agreement as under the current Advisory Agreement and fee reduction.” (Emphasis added.)

Response:

The sentence has been revised as requested.

17.

Comment:

Please state the date on which the Portfolio Advisory Agreement was last submitted to a shareholder vote.

Response:

The requested information has been added.

18.

Comment:

Please state the address of the investment adviser’s parent company and show the basis of control of the investment adviser and its parent.

Response:

The requested disclosure has been added with respect to the parent company’s address.  The parents of BMR and the basis of their control of BMR are disclosed in the section entitled “BMR” in the Proxy Statement.

Securities and Exchange Commission

September 26, 2016

19.

Comment:

With respect to Proposal 3, include disclosure (as applicable) to comply with Item 22(c)(9)(i) of Schedule 14A.

Response:

The aggregate amount of the advisory fee paid to BMR by the Portfolio during the last year is disclosed in the section entitled “BMR” in the Proxy Statement.

20.

Comment:

Under “Vote Required to Approve Proposal 3,” please cross-reference Exhibit F for the factors considered by the Board in approving the Proposed Fund Advisory Agreement.

Response:

The requested disclosure has been added in a new paragraph immediately preceding “Vote Required to Approve Proposal 3.”

21.

Comment:

Pursuant to Item 22(c)(2) of Schedule 14A, state the name, address and principal occupation of the principal executive officer and each director or general partner of the investment adviser.

Response:

The requested disclosure is included in Exhibit C to the Proxy Statement.

22.

Comment:

Please consider adding disclosure relating to the consideration by the Board of how the lower investment advisory fees under the proposed agreements compare to the fees of other comparable funds.

Response:

The Registrant appreciates the Staff’s comment but believes the disclosure regarding the Board’s consideration of fees and expenses, including the Board’s conclusion as to the reasonableness of the management fees, is appropriate and sufficiently detailed.

________________________________________________________________________________________________

Tandy Representation:

The Registrant is responsible for the adequacy and accuracy of the disclosure in the filing.  Further, the Registrant recognizes that the Staff’s comments, or changes to disclosure in response to the Staff’s comments, do not foreclose the Commission from taking any action with respect to the filing.  Lastly, the Registrant acknowledges that it may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under federal securities laws.

If you have any questions or comments concerning the foregoing or the enclosed, kindly call me at (617) 672-8064.

Very truly yours,

/s/ Velvet R. Regan

Velvet R. Regan, Esq.

Vice President